Cover Page Document	Apr. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 28, 2023
Entity Registrant Name	Post Holdings, Inc.
Entity Incorporation, State or Country Code	MO
Entity File Number	001-35305
Entity Tax Identification Number	45-3355106
Entity Address, Address Line One	2503 S. Hanley Road
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63144
City Area Code	314
Local Phone Number	644-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	POST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001530950
Document Fiscal Year Focus
Document Fiscal Period Focus
Amendment Flag	false